BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferrd stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	1,000,000	1,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B common stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000